Other Assets - Schedule of Other Assets (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Noncurrent Assets [Line Items]
Other assets	¥ 66,635,394	$ 10,212,322	¥ 76,957,992
Acquisition Deposits
Other Noncurrent Assets [Line Items]
Other assets	8,216,700	1,259,265	38,869,400
Rental Deposit
Other Noncurrent Assets [Line Items]
Other assets	7,410,000	1,135,632	6,685,000
Interest Receivable
Other Noncurrent Assets [Line Items]
Other assets	33,772,617	5,175,880	17,326,910
Returnable Consideration from the Acquisition of Urban Hotel Group
Other Noncurrent Assets [Line Items]
Other assets	1,833,421	280,984	3,333,421
Others
Other Noncurrent Assets [Line Items]
Other assets	¥ 15,402,656	$ 2,360,561	¥ 10,743,261